SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Development Activities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Capitalized interest expense in development project	$ 1.8	$ 0.0